INCOME TAXES (Details 4) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Reconciliation of the statutory U.S. federal income tax rate to the company's effective income tax rate
Statutory U.S. rate (as a percent)	35.00%	35.00%	35.00%
State income taxes, net of federal benefit (as a percent)	1.60%	1.10%	1.10%
Foreign operations (as a percent)	(6.10%)	(4.50%)	(3.00%)
Domestic manufacturing deduction (as a percent)	(2.00%)	(2.60%)	(2.60%)
R&D credit (as a percent)	(0.70%)	(1.40%)
Change in valuation allowance (as a percent)	(0.10%)	(1.00%)
Nondeductible deal costs (as a percent)		0.20%	0.50%
Audit settlements and refunds (as a percent)	0.20%	(0.80%)	0.10%
Other, net (as a percent)	0.10%	(1.00%)	(0.40%)
Effective income tax rate (as a percent)	28.00%	25.00%	30.70%
Unremitted foreign earnings that are considered permanently reinvested	$ 1,800,000,000	$ 1,600,000,000
Unremitted foreign earnings	37,400,000	94,500,000
Recognized discrete tax benefit, net	13,200,000	41,700,000	9,200,000
Foreign deferred tax assets realized, used to derive net discrete tax benefit		11,500,000
Deferred tax assets and liabilities remeasured, used to derive net discrete tax benefit		11,300,000
Amount of adjustments recognized from filing 2012 U.S. federal and state tax returns, used to derive net discrete tax benefit		11,000,000
Reconciliation of the beginning and ending amount of gross unrecognized tax benefits
Balance at beginning of year	98,700,000	93,100,000	89,500,000
Additions based on tax positions related to the current year	5,300,000	9,100,000	7,500,000
Additions for tax positions of prior years	5,200,000	6,100,000	5,000,000
Reductions for tax positions of prior years	(17,800,000)	(15,600,000)	(3,400,000)
Reductions for tax positions due to statute of limitations	(200,000)	(3,600,000)	(800,000)
Settlements	(9,000,000)	(700,000)	(8,000,000)
Assumed in connection with the Champion acquisition		9,800,000
Assumed in connection with the Nalco merger			7,800,000
Foreign currency translation	(3,500,000)	500,000	(4,500,000)
Balance at end of year	78,700,000	98,700,000	93,100,000
Interest on unrecognized tax benefits accrued during the period	7,000,000	2,000,000	3,000,000
Accrued interest, including minor amounts for penalties	$ 14,000,000	$ 12,000,000